PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Total	$ 2,605,195	$ 1,559,110
Depreciation of property, plant and equipment	107,097	77,366	$ 68,686
Buildings and plant
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	555,712	468,309
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	1,094,834	910,070
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	79,593	59,549
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	2,140	1,176
Depreciable asset
PROPERTY, PLANT AND EQUIPMENT, NET
Less: Accumulated depreciation	405,412	466,549
Total	1,326,867	972,555
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Cost	$ 1,278,328	$ 586,555